Interest Rate Benchmark Reform (Tables)	9 Months Ended
Jul. 31, 2022
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Schedule of Non-derivative Financial Assets and Financial Liabilities
The following table reflects the Bank’s exposure to
one-month,
two-month,
and three-month CDOR
non-derivative
financial assets and financial liabilities that have yet to transition to alternative benchmark rates and mature after June 28, 2024. Six-month and 12-month CDOR tenors ceased to be published after May 17, 2021.

Carrying Amount
As at November 1, 2021 ($ millions)	CDOR (1)
Maturing after June 28, 2024
Non-derivative financial assets (2)	$11,284
Non-derivative financial liabilities (3) (4)	13,424
(1)	Includes exposure to one-month, two-month and three-month tenors for CDOR and Bankers’ Acceptance (BA) rates.
(2)
Non-derivative financial assets include carrying amounts of debt securities, loans, and customers’ liability under acceptances (debt securities, loans and customers’ liability under acceptances measured at amortized cost are gross of allowance for credit losses).

(3)	Non-derivative financial liabilities include carrying amounts of deposits, acceptances, obligations related to securities sold short and subordinated debentures.
(4)	Excludes Series 2006-1 Bank Deposit Note of $750 million that is currently at a fixed rate and will subsequently reset to a six-month CDOR-based rate after December 31, 2036.

Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs
The following table shows the notional balance of the Bank’s exposure to one-month,
two-month,
and three-month CDOR derivatives and undrawn commitments that have yet to transition to alternative benchmark rates and mature after June 28, 2024. Six-month and 12-month CDOR tenors ceased to be published after May 17, 2021.

Notional Amount
As at November 1, 2021 ($ millions)	CDOR (1)
Maturing after June 28, 2024
Derivatives
Single currency interest rate swaps (2)	$574,897
Cross currency interest rate swaps	71,047
Other (3)	1,355
Undrawn commitments	2,875
(1)	Includes exposure to one-month, two-month, and three-month CDOR tenors.
(2)
For single currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.

(3)	Other derivatives include total return swaps and options.

Disclosure of Bank's IBOR exposure to hedging derivatives
The following table shows the notional balance o
f th
e Bank’s CDOR exposure to hedging derivatives that have yet to transition to alternative benchmark rates and mature after June 28, 2024.

Notional Amount
As at November 1, 2021 ($ millions)	CDOR (1)
Maturing after June 28, 2024
Hedging Derivatives (2)	104,175
(1)	Includes exposure to one-month, two-month, and three-month CDOR tenors.
(2)
For single currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.